New Standards and Interpretations Not Yet Effective - Additional Information (Detail)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 BRL (R$)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities		R$ 4,594,888,000				R$ 944,138,000
Rights-of-use assets		R$ 4,469,730,000		$ 4,469,730	$ 1,803,982
Description Of Average Measurement Multiples		1,090
Lease term	12 months
Intangible assets other than goodwill [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Capitalized borrowing costs		R$ 19,877	R$ 9,917
Weighted average interest rate used to capitalize borrowing costs		7.29%	8.94%
Railroad Network [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities		R$ 2,759,539
Rights-of-use assets		R$ 2,904,778
Lease term		30 years
Percentage Of Cash Payment In Auction		5.00%
Payments For Auction		R$ 145,239,000
Cosan Logistica S.A. [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Goodwill		100,451
Cosan S.A. [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Goodwill		R$ 801,731